RELATED PARTY TRANSACTIONS - Other Agreements (Details) € in Millions, $ in Millions			2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 24, 2024 USD ($) shares	Dec. 28, 2023 USD ($)	Feb. 28, 2025 USD ($) MW	Dec. 31, 2024 USD ($) MW	Dec. 31, 2024 USD ($) MW	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Interest expense					$ 1,988		$ 1,627	$ 1,224
Non-recourse borrowings				$ 30,662	30,662		26,839
Corporate borrowings				3,093	3,093		2,650
Financial instrument liabilities				2,790	2,790		2,433
Other long-term liabilities				2,076	2,076		1,764
Due to related parties				$ 4,855	$ 4,855		835
Ownership Interest					25.00%	25.00%
Redeemable and exchangeable partnership units, exchange ratio					1	1
Increase (decrease) in equity					$ (6,477)		(3,693)	(2,290)
Investment tax credits					131		0	0
Exchangeable and Class B Shares of BRHC
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred | shares	55
BEPC exchangeable shares
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred | shares	55
Common partnership unit issued | shares	43,605
Common shares partnership exchange, amount	$ 1
Increase (decrease) in equity					210		82	1
Class A.2 Exchangeable Shares
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Ownership cap limits exchange by owing, percentage	9.50%
845 MW U.S. Wind Asset Portfolio
Disclosure of transactions between related parties [line items]
Portion of ownership interest in joint venture sold			25.00%	50.00%
Wind | MW			845
Proceeds, net of transaction costs			$ 50	$ 95
Ownership Interest				25.00%
845 MW U.S. Wind Asset Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs			$ 200	$ 380
845 MW U.S. Wind Asset Portfolio | Brookfield Corporation Affiliates
Disclosure of transactions between related parties [line items]
Ownership Interest				25.00%
95 MW Utility-scale Solar Development Asset
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs					$ 16	€ 16
Utility-scale solar | MW				95	95
Gains on disposals of investments					$ 5	4
95 MW Utility-scale Solar Development Asset | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs					81	79
Gains on disposals of investments					23	€ 22
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Corporate borrowings				$ 7	7		8
Financial instrument liabilities				1	1		2
Other long-term liabilities				10	10		11
Due to related parties				348	348		450
Sudsidiary | TerraForm Power
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired		13.75%
Increase (decrease) in equity		$ 483
Increase (decrease) in due to related parties		$ 483
Series 8 | Medium term notes
Disclosure of transactions between related parties [line items]
Carrying value				400	400
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Funds placed on deposit				0	0		0
Interest expense					0		0	$ 0
Subscription Facility | Brookfield Reinsurance and Associates
Disclosure of transactions between related parties [line items]
Non-recourse borrowings				65	65		101
Subscription Facility | Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Non-recourse borrowings				$ 65	$ 65		$ 101